Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	46-2279221
Plan number	001
Notes receivable from participants	$ 7,787,226
Current value	$ 379,549,048
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Investment, Identifier [Axis]: FMI Large Cap Fund Investor Class, Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 14,372,432
Investment, Identifier [Axis]: Fidelity Freedom® 2010 Fund Class K, Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	168,543
Investment, Identifier [Axis]: Fidelity Freedom® 2015 Fund Class K, Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	426,182
Investment, Identifier [Axis]: Fidelity Freedom® 2020 Fund Class K, Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,626,067
Investment, Identifier [Axis]: Fidelity Freedom® 2025 Fund Class K, Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	14,099,436
Investment, Identifier [Axis]: Fidelity Freedom® 2030 Fund Class K, Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	28,223,794
Investment, Identifier [Axis]: Fidelity Freedom® 2035 Fund Class K, Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	30,496,207
Investment, Identifier [Axis]: Fidelity Freedom® 2040 Fund Class K, Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	34,615,567
Investment, Identifier [Axis]: Fidelity Freedom® 2045 Fund Class K, Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	29,013,069
Investment, Identifier [Axis]: Fidelity Freedom® 2050 Fund Class K, Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	22,589,332
Investment, Identifier [Axis]: Fidelity Freedom® 2055 Fund Class K, Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	16,369,413
Investment, Identifier [Axis]: Fidelity Freedom® 2060 Fund Class K, Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,386,955
Investment, Identifier [Axis]: Fidelity Freedom® 2065 Fund Class K, Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,172,467
Investment, Identifier [Axis]: Fidelity Freedom® 2070 Fund Class K, Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	162,076
Investment, Identifier [Axis]: Fidelity Freedom® Income Fund Class K, Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,081,983
Investment, Identifier [Axis]: Fidelity® 500 Index Fund, Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	35,967,053
Investment, Identifier [Axis]: Fidelity® Diversified International Fund, Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,611,923
Investment, Identifier [Axis]: Fidelity® International Index Fund, Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,859,753
Investment, Identifier [Axis]: Fidelity® Mid Cap Index Fund, Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	11,754,921
Investment, Identifier [Axis]: Fidelity® Small Cap Index Fund, Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,655,850
Investment, Identifier [Axis]: Fidelity® U.S. Bond Index Fund, Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,909,000
Investment, Identifier [Axis]: Managed Income Portfolio Class 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,615,105
Investment, Identifier [Axis]: Murphy Oil Corporation Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,447,471
Investment, Identifier [Axis]: Murphy USA Inc. Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	40,532,060
Investment, Identifier [Axis]: PIMCO Income Fund Institutional Class, Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,709,208
Investment, Identifier [Axis]: Reliance Trust NY Life Anchor Account Class 0
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,595,245
Investment, Identifier [Axis]: T. Rowe Price Blue Chip Growth Fund, Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	15,870,752
Investment, Identifier [Axis]: T. Rowe Price Dividend Growth Fund, Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,361,009
Investment, Identifier [Axis]: Vanguard Strategic Equity Fund Investor Shares, Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,068,949
Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	317,571,941
Total common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 12,210,350